THE ADVISORS’ INNER CIRCLE FUND II

FRONTIER ETFs

ABSOLUTE RETURN ETF

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.4%
	Shares	Value
Commodity — 23.2%
Harbor Commodity All Weather Strategy ETF (1)	65,235	$2,097,305
iMGP DBi Managed Futures Strategy ETF	28,021	866,409
		2,963,714
Equity — 30.9%
American Beacon AHL Trend ETF (1)	93,191	2,705,428
iShares MSCI USA Momentum Factor ETF	1,320	395,459
iShares U.S. Small-Capital Equity Factor ETF	6,979	601,799
Vanguard Dividend Appreciation ETF	1,100	263,087
		3,965,773
Fixed Income — 42.5%
iShares High Yield Systematic Bond ETF	12,256	568,433
Janus Henderson AAA CLO ETF	8,712	439,956
JPMorgan Ultra-Short Income ETF	10,836	547,652
Vanguard Short-Term Bond ETF (1)	35,963	2,790,010
WisdomTree Floating Rate Treasury Fund ETF	22,000	1,108,360
		5,454,411
International — 2.8%
Avantis International Small Capital Value ETF	3,388	354,520

Total Exchange-Traded Funds
(Cost $11,188,659)		12,738,418

Total Investments - 99.4%
(Cost $11,188,659)		$12,738,418

Percentages are based on Net Assets of $12,809,719.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

THE ADVISORS’ INNER CIRCLE FUND II

FRONTIER ETFs

CORE BOND ETF

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.3%
	Shares	Value
Fixed Income — 99.3%
iShares Investment Grade Systematic Bond ETF	48,160	$2,133,007
JPMorgan Core Plus Bond ETF (1)	159,889	7,383,674
JPMorgan Ultra-Short Income ETF	51,952	2,625,654
Regan Floating Rate MBS ETF (1)	157,622	4,039,316
TCW Flexible Income ETF (1)	251,040	9,767,966
Vanguard Intermediate-Term Treasury ETF (1)	170,956	9,975,283
WisdomTree Floating Rate Treasury Fund ETF (1)	79,595	4,009,996
		39,934,896
Total Exchange-Traded Funds
(Cost $39,926,636)		39,934,896

Total Investments - 99.3%
(Cost $39,926,636)		$39,934,896

Percentages are based on Net Assets of $40,201,466.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

THE ADVISORS’ INNER CIRCLE FUND II

FRONTIER ETFs

OPPORTUNISTIC CREDIT ETF

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.2%
	Shares	Value
Fixed Income — 99.2%
iShares Investment Grade Systematic Bond ETF (1)	119,021	$5,271,440
iShares MBS ETF	24,710	2,296,053
JPMorgan Core Plus Bond ETF (1)	107,833	4,979,728
PIMCO Multisector Bond Active ETF	60,320	1,577,368
Schwab US TIPS ETF	99,098	2,585,467
TCW Flexible Income ETF (1)	214,474	8,345,183
Vanguard Intermediate-Term Treasury ETF (1)	94,109	5,491,260
Vanguard Short-Term Inflation-Protected Securities ETF	42,648	2,117,900
		32,664,399
Total Exchange-Traded Funds
(Cost $32,688,584)		32,664,399

Total Investments - 99.2%
(Cost $32,688,584)		$32,664,399

Percentages are based on Net Assets of $32,922,484.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

TIPS — Treasury Inflation-Protected Security

THE ADVISORS’ INNER CIRCLE FUND II

FRONTIER ETFs

GLOBAL SMALL CAP EQUITY ETF

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.9%
	Shares	Value
Equity — 58.8%
Avantis U.S. Small Capital Value ETF (1)	47,595	$5,962,702
iShares Core S&P Small-Capital ETF (1)	78,487	11,416,719
iShares U.S. Small-Capital Equity Factor ETF (1)	109,932	9,479,436
Neuberger Small-Mid Capital ETF	109,116	3,106,532
		29,965,389
International — 41.1%
Avantis International Small Capital Value ETF (1)	132,256	13,839,268
iShares International Small-Capital Equity Factor ETF (1)	161,789	7,154,310
		20,993,578
Total Exchange-Traded Funds
(Cost $39,071,694)		50,958,967

Total Investments - 99.9%
(Cost $39,071,694)		$50,958,967

Percentages are based on Net Assets of $50,987,957.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

S&P — Standard & Poor's

THE ADVISORS’ INNER CIRCLE FUND II

FRONTIER ETFs

TOTAL INTERNATIONAL EQUITY ETF

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.7%
	Shares	Value
International — 99.7%
Avantis Emerging Markets Equity ETF (1)	182,690	$16,352,582
Cambria Foreign Shareholder Yield ETF	176,794	6,949,772
First Eagle Overseas Equity ETF (1)	141,489	7,828,586
Franklin International Low Volatility High Dividend Index ETF	131,923	5,635,751
iShares Emerging Markets Equity Factor ETF (1)	119,624	8,140,413
iShares International Equity Factor ETF (1)	280,971	11,786,734
iShares MSCI International Quality Factor ETF (1)	240,847	12,083,294
Vanguard International Dividend Appreciation ETF (1)	83,234	8,093,674
		76,870,806
Total Exchange-Traded Funds
(Cost $59,041,626)		76,870,806

Total Investments - 99.7%
(Cost $59,041,626)		$76,870,806

Percentages are based on Net Assets of $77,077,145.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

THE ADVISORS’ INNER CIRCLE FUND II

FRONTIER ETFs

U.S. LARGE CAP EQUITY ETF

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.8%
	Shares	Value
Equity — 99.8%
GMO US Quality ETF	99,301	$4,148,796
iShares U.S. Equity Factor ETF (1)	200,671	15,271,063
JPMorgan Active Growth ETF (1)	93,330	8,556,494
JPMorgan Active Value ETF (1)	155,000	12,641,800
T Rowe Price Capital Appreciation Equity ETF (1)	217,972	9,043,658
T Rowe Price US Equity Research ETF (1)	441,708	20,813,281
Vanguard Dividend Appreciation ETF (1)	40,338	9,647,640
		80,122,732
Total Exchange-Traded Funds
(Cost $68,969,051)		80,122,732

Total Investments - 99.8%
(Cost $68,969,051)		$80,122,732

Percentages are based on Net Assets of $80,303,949.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

FRT-NQ-001-0400